Stockholders' Equity (Preferred Stock) (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	Jun. 30, 2015	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Preferred stock, shares authorized							100,000	100,000
Number of common stock called by warrants			3,440,000		6,000,000
Proceeds from sales of Series C preferred shares and warrants, net					$ 6,000
Exercise price of warrants			$ 0.40		$ 0.75
Number of preferred stock converted						2,000,000
Series A Junior Participating Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized							90,000
Preferred stock, shares outstanding
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized							1,000
Preferred stock, shares outstanding
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized					1,200		1,200	1,200
Shares issued during period					1,200
Number of common stock called by warrants					6,000,000
Preferred stock, shares outstanding							1,020	1,200
Conversion price per dollar of stated value					$ 0.75
Proceeds from sales of Series C preferred shares and warrants, net					$ 6,000
Stated value per share of preferred stock					$ 5,000
Exercise price of warrants					$ 0.28
Number of preferred stock converted		90		90
Shares issued upon conversion		600,000		600,000	8,000,000
Stock issuance costs					$ 70
Proceeds to warrant was accreted as a dividend					6,000
Deemed dividend recorded to additional paid-in capital					6,000
Derivative Liability					6,500
Amount of loss upon issuance					$ 500
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized			220
Shares issued during period			220
Number of common stock called by warrants			3,440,000
Preferred stock, shares outstanding							170	0
Conversion price per dollar of stated value			$ 0.40
Proceeds from sales of Series C preferred shares and warrants, net			$ 1,100
Share price not to be reduced below			$ 0.28
Stock issuances anniversary			2 years
Stated value per share of preferred stock			$ 5,000
Number of preferred stock converted		50
Shares issued upon conversion		600,000	2,750,000
Limitations and adjustments dividend rate			5.00%
Beneficial conversion feature			$ 700
Stock issuance costs			10
Proceeds to warrant was accreted as a dividend			600
Derivative Liability			$ 600
Series D Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Number of preferred stock converted	110
Shares issued upon conversion	1,400,000